SIGNIFICANT EVENTS	9 Months Ended
Sep. 30, 2013
Notes
SIGNIFICANT EVENTS

NOTE 3 - SIGNIFICANT EVENTS

Issuances of Common Stock

On January 7, 2013 the Company issued 3,000 shares of its common stock to consultants for services valued at $1.10 per share. On January 14, 2013 the Company issued 45,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 16, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,380. On January 22, 2013 the Company issued 100,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 23, 2013 the Company issued 28,000 shares of common stock upon the conversion of 2,500 shares of its Series B preferred stock and accrued dividends of $3,270. On January 30, 2013 the Company issued 70,000 shares of common stock upon the conversion of 6,250 shares of its Series B preferred stock and accrued dividends of $8,745. On February 5, 2013 the Company issued 162,162 shares of its common stock to consultants for services valued at $0.92 per share. On February 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,415.  On February 22, 2013 the Company issued 92,115 shares of its common stock as a commitment fee for the Company’s line of credit valued at $1.09 per share. On February 27, 2013 the Company issued 50,000 shares upon the exercise of warrants per the terms of the consulting agreement. On March 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,212.  On March 12, 2013 the Company issued 4,854 shares of its common stock to consultants for services valued at $1.01 per share.  On March 20, 2013 the Company issued 165,000 shares upon the exercise of warrants per the terms of the employment agreement. On March 22, 2013 the Company issued 25,000 shares as an incentive to a lender to extend the expiration date of an outstanding note payable. On March 27, 2013 the Company issued 155,588 shares upon the conversion of related party debt of $152,165.

On April 2, 2013 the Company issued 30,000 shares of its common stock upon the cashless exercise of warrants for services valued at $33,000 and 140,000 shares upon the exercise of warrants for net cash of $126,000. On April 8, 2013 the Company issued 55,000 shares of its common stock upon the exercise of warrants for cash of $550 and 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,212. On April 10, 2013 the Company issued 4,717 shares of its common stock upon the cash exercise of warrants for services valued at $5,000. On April 12, 2013 the Company issued 150,000 shares of its common stock upon the exercise of warrants for net cash of $150,000. On April 15, 2013 the Company issued 298,000 shares of its common stock upon the exercise of warrants for net cash of $298,000 and 72,000 shares of its common stock upon the exercise of warrants for services valued at $77,136. On April 16, 2013 the Company issued 225,000 shares of its common stock upon the exercise of warrants for net cash of $225,000 and 28,000 shares of its common stock upon the conversion of 2,500 shares of its Series B preferred stock and accrued dividends of $3,540. On April 24, 2013 the Company issued 300,000 shares of its common stock upon the exercise of warrants for net cash of $300,000. On April 25, 2013 the Company issued 3,496 shares of its common stock upon the cash exercise of warrants for services valued at $5,000 and 90,771 shares upon the exercise of warrants for net cash of $26,421. On May 14, 2013 the Company issued 50,000 shares of its common stock for services valued at $59,000 and 82,892 shares upon the conversion of related party debt of $119,707. On May 16, 2013 the Company issued 160,000 shares of its common stock upon the exercise of warrants for cash of $61,000 and 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $2,148. On May 20, 2013 the Company issued 279,000 shares of its common stock upon the exercise of warrants for cash of $279,000. On May 21, 2013 the Company issued 50,000 shares of its common stock upon the exercise of warrants for cash of $500. On June 3, 2013 the Company issued 560,000 shares of common stock upon the conversion of 50,000 shares of its Series B preferred stock and accrued dividends of $144,000. On June 4, 2013 the Company issued 336,000 shares of common stock upon the conversion of 30,000 shares of its Series B preferred stock and accrued dividends of $86,760. On June 6, 2013 the Company issued 56,000 shares of common stock upon the conversion of 5,000 shares of its Series B preferred stock and accrued dividends of $17,400. On June 11, 2013 the Company issued 224,000 shares of common stock upon the conversion of 20,000 shares of its Series B preferred stock and accrued dividends of $62,400. On June 12, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $3,396. On June 13, 2013 the Company issued 168,000 shares of common stock upon the conversion of 15,000 shares of its Series B preferred stock and accrued dividends of $52,920. On June 17, 2013 the Company issued 64,263 shares of its common stock for the purchase of equipment valued at $195,360. On June 18, 2013 the Company issued 112,000 shares of common stock upon the conversion of 10,000 shares of its Series B preferred stock and accrued dividends of $36,840.  On June 19, 2013 the Company issued 49,000 shares of its common stock upon the exercise of warrants for net cash of $85,750. On June 21, 2013 the Company issued 10,000 shares of its common stock upon the exercise of warrants for net cash of $17,500. On June 24, 2013 the Company issued 336,000 shares of common stock upon the conversion of 30,000 shares of its Series B preferred stock and accrued dividends of $113,760. On June 21, 2013 the Company issued 12,250 shares of its common stock upon the exercise of options and warrants for net cash of $20,918. On June 11, 2013 the Company received 92,115 shares of its common stock which had previously been issued as loan fees on the credit line.  On June 28, 2013 the Company received 366,529 shares of its common stock which had previously been issued as a deposit for several solar energy projects in Hawaii. These shares were subsequently canceled and are not recorded as issued or outstanding as of June 30, 2013.

During July 2013 the Company issued 59,000 shares of its common stock upon the exercise of placement agent warrants for net cash of $103,250 and 3,911,453 common shares upon the conversion of 332,902 shares of its Series B preferred stock and accrued dividends of $1,685,099. On July 15, 2013 the Company issued 15,500,000 shares of its common stock to acquire all of the outstanding shares of IPS Power Engineering Inc. (“IPS”), Global Renewable Energy Group, Inc. (“GREG”) valued at $44,035,500 and 100,000 shares of its common stock for services valued at $293,000. On July 19, 2013 the Company issued 1,667 shares of its common stock upon the exercise of options for net cash of $2,867. On July 22, 2013 the Company issued 600,000 shares of its common stock upon the exercise of warrants for net cash of $6,000 and 37,064 shares of its common stock upon the cashless exercise of 62,500 warrants. On July 23, 2013 the Company issued 1,000 shares of its common stock upon the exercise of options for net cash of $1,230. On July 24, 2013 the Company issued 1,383,400 shares of its common stock to acquire all of the outstanding shares of Intelligent Power Inc. (“IP”) valued at $3,984,192. On July 29, 2013 the Company issued 10,250 shares of its common stock upon the exercise of warrants for net cash of $17,937. On August 5, 2013 the Company issued 501,417 shares of its common stock upon the exercise of options and warrants for net cash of $7,437 and 1,400,000 warrants to 2 employees with an exercise price of $0.01 per share and a term of 10 years. On August 6, 2013 the Company issued 288,000 shares of its common stock for services valued at $846,720. On August 7, 2013 the Company issued 3,501 common shares upon the cashless exercise of 8,250 warrants. On August 23, 2013 the Company issued 96,401 common shares upon the cashless exercise of 105,636 warrants and 3,694,811 shares of its common stock to acquire all of the outstanding shares of Millennium Power Solutions Inc. (“MPS”) valued at $10,899,693. On August 28, 2013 the Company issued 56,000 shares of its common stock upon the conversion of 5,000 shares of its Series C preferred stock and accrued dividends of $18,180 and 100,000 common shares upon the exercise of warrants for net cash proceeds of $1,000. On September 4, 2013 the Company issued 1,667 shares of its common stock upon the exercise of options for net cash of $2,867. On September 13, 2013 the Company issued 12,865 common shares upon the exercise of warrants for net cash of $22,514. On September 16, 2013 the Company issued 1,633 common shares upon the cashless exercise of 3,750 warrants. On September 17, 2013 the Company issued 100,000 shares of its common stock for services valued at $329,000 and 30,396 shares of its common stock for loan fees valued at $100,003. On September 30, 2013 the Company issued 100,000 common shares upon the exercise of warrants for net cash of $1,000.

Issuance of Preferred Stock

During the nine months ended September 30, 2013 the Company issued 903,500 shares of Series C preferred stock at $10 per share. Each Series C preferred share is convertible to 10 shares of the Company’s common stock and accrues a dividend of 12% per annum. The Company incurred $191,500 of costs related to the Series C preferred stock offering which are netted against the proceeds of the offering.

Credit Line Payable

During the nine months ended September 30, 2013 the Company received $3,000,000 in proceeds from a line of credit. The Company repaid $1,500,000 during the nine months ended September 30, 2013. The line of credit is for up to $10,000,000 subject to approval of the use of proceeds by the lender. The line of credit accrues interest at 12% per annum and is secured by the Company’s assets.

Related Party Notes Payable

During the nine months ended September 30, 2013 the Company received $420,000 in proceeds from a demand note payable from a director of the Company. The Company also repaid $691,853 of principal and $58,147 of accrued interest on several demand notes to the director during the nine months ended September 30, 2013. The demand notes payable accrues interest at 12% per annum and is unsecured.